Events after the Reporting Period	12 Months Ended
Dec. 31, 2017
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Events after the Reporting Period	38. Events after the Reporting Period Dividend On February 21, 2018, the Company declared a dividend of $0.1375 per share, payable on April 12, 2018, to shareholders of record on March 29, 2018.